Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year-end.

	2020			2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets(1):
Core deposit intangibles	14,792	8,963	5,829	14,792	8,049	6,743
Total core deposit intangible assets	$14,792	$8,963	$5,829	$14,792	$8,049	$6,743

(1)	Excludes fully amortized core deposit intangible assets

Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance

Activity for mortgage servicing rights (MSRs) and the related valuation allowance follows:

	2020	2019
Mortgage Servicing Rights:
Beginning of year	$1,562	$1,664
Additions	1,310	247
Disposals	—	—
Amortized to expense	524	247
Other Charges	—	—
Change in valuation allowance	102	102
End of year	$2,246	$1,562

Valuation allowance:
Beginning of year	$102	$—
Additions expensed	162	102
Reductions credited to operations	(60)	—
Direct write-offs	—	—
End of year	$204	$102

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2021	$126	$891	$1,017
2022	126	868	994
2023	125	841	966
2024	124	804	928
2025	124	708	832
Thereafter	1,621	1,717	3,338
	$2,246	$5,829	$8,075